Sublease	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Sublease
16. Sublease
On July 8, 2022, the Company entered into a Sublease Agreement with a sublessee to sublease approximately 30,040 rentable square feet of the Company’s office space in Lexington, MA for a two-year
term. The base sublease rent per month for the first and second year of the sublease is $197 and $203, respectively. In addition to base rent, the sublessee will pay 49% of operating costs and taxes payable under the Company’s lease for the Lexington, MA office space.
Since commencement, the Company has accounted for the Lexington, MA office space as an operating lease. In accordance with ASC 842, the Company concluded the sublease is also an operating lease. The Company recognized sublease income of $593 and $1,186 for the three and six months ended June 30, 2023. The below table shows the expected future sublease income as of June 30, 2023.

Years Ending December 31,	Sublease Income
2023	1,186
2024	1,383

Total future sublease income	2,569

15. Sublease
On July 8, 2022, the Company entered into a Sublease Agreement with SalioGen Therapeutics, Inc. (SalioGen) to sublease approximately 30,040 rentable square feet of the Company’s office space in Lexington, MA for a two-year
term. The base sublease rent per month for the first and second year of the sublease is $197 and $203, respectively. In addition to base rent, SalioGen will pay 49% of operating costs and taxes payable under the Company’s lease for the Lexington, MA office space.
Since commencement, the Company has accounted for the Lexington, MA office space as an operating lease. In accordance with ASC 842, the Company concluded the sublease is also an operating lease. The Company recognized sublease income of $1,186 for the year ended December 31, 2022. The below table shows the expected future sublease income as of December 31, 2022.

Years Ending December 31,	Sublease Income
2023	$2,371
2024	1,383

Total future sublease income	$3,754